FINANCIAL INSTRUMENTS - Disclosure of Liquidity of summarizes maturity profile of financial liabilities based on contractual undiscounted payments (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Financial liabilities, undiscounted cash flows		$ 33,383	$ 41,201
Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows		20,260	12,439
1 to 2 years
Financial instruments
Financial liabilities, undiscounted cash flows		4,435	13,425
2 to 3 years
Financial instruments
Financial liabilities, undiscounted cash flows		3,969	4,630
3 to 4 years
Financial instruments
Financial liabilities, undiscounted cash flows		3,346	4,325
4 to 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		1,373	4,171
More than 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	2,211
Trade payables
Financial instruments
Financial liabilities, undiscounted cash flows		3,649	3,884
Trade payables | Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows		3,649	3,884
Trade payables | 1 to 2 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
Trade payables | 2 to 3 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
Trade payables | 3 to 4 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
Trade payables | 4 to 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
Trade payables | More than 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
Accrued expenses
Financial instruments
Financial liabilities, undiscounted cash flows		3,075	2,990
Accrued expenses | Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows		3,075	2,990
Accrued expenses | 1 to 2 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
Accrued expenses | 2 to 3 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
Accrued expenses | 3 to 4 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
Accrued expenses | 4 to 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
Accrued expenses | More than 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	0
Liability for acquisition of non-controlling interests
Financial instruments
Financial liabilities, undiscounted cash flows		8,540
Liability for acquisition of non-controlling interests | Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows		8,540
Liability for acquisition of non-controlling interests | 1 to 2 years
Financial instruments
Financial liabilities, undiscounted cash flows		0
Liability for acquisition of non-controlling interests | 2 to 3 years
Financial instruments
Financial liabilities, undiscounted cash flows		0
Liability for acquisition of non-controlling interests | 3 to 4 years
Financial instruments
Financial liabilities, undiscounted cash flows		0
Liability for acquisition of non-controlling interests | 4 to 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		0
Liability for acquisition of non-controlling interests | More than 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		0
PUT option
Financial instruments
Financial liabilities, undiscounted cash flows	[1]		8,225
PUT option | Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows	[1]		0
PUT option | 1 to 2 years
Financial instruments
Financial liabilities, undiscounted cash flows	[1]		8,225
PUT option | 2 to 3 years
Financial instruments
Financial liabilities, undiscounted cash flows	[1]		0
PUT option | 3 to 4 years
Financial instruments
Financial liabilities, undiscounted cash flows	[1]		0
PUT option | 4 to 5 years
Financial instruments
Financial liabilities, undiscounted cash flows	[1]		0
PUT option | More than 5 years
Financial instruments
Financial liabilities, undiscounted cash flows	[1]		0
Lease liabilities
Financial instruments
Financial liabilities, undiscounted cash flows		5,946	10,775
Lease liabilities | Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows		2,116	2,542
Lease liabilities | 1 to 2 years
Financial instruments
Financial liabilities, undiscounted cash flows		1,653	2,280
Lease liabilities | 2 to 3 years
Financial instruments
Financial liabilities, undiscounted cash flows		1,287	1,814
Lease liabilities | 3 to 4 years
Financial instruments
Financial liabilities, undiscounted cash flows		767	1,615
Lease liabilities | 4 to 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		123	1,571
Lease liabilities | More than 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		0	953
Loans from bank
Financial instruments
Financial liabilities, undiscounted cash flows		12,173	15,327
Loans from bank | Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows		2,880	3,023
Loans from bank | 1 to 2 years
Financial instruments
Financial liabilities, undiscounted cash flows		2,782	2,920
Loans from bank | 2 to 3 years
Financial instruments
Financial liabilities, undiscounted cash flows		2,682	2,816
Loans from bank | 3 to 4 years
Financial instruments
Financial liabilities, undiscounted cash flows		2,579	2,710
Loans from bank | 4 to 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		1,250	2,600
Loans from bank | More than 5 years
Financial instruments
Financial liabilities, undiscounted cash flows		$ 0	$ 1,258

[1]	Estimated gross cash outflow assuming that option will be exercised at earliest possible date.